Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Share Capital	Composition
	December 31
	2 0 2 1	2 0 2 0

Ordinary shares of NIS 0.1 each	50,000,000	50,000,000

Issued and outstanding	13,867,017	13,867,017